Intangible Assets, Net - Schedule of Future Amortization Expense (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2023	¥ 5,116
2024	5,116
2025	5,116
2026	5,116
2027	1,358
Thereafter	381
Net book value	¥ 22,203	¥ 27,320